CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE DEBT
Schedule of Convertible Debt Activity	2023 2022 Beginning balance convertible notes $100,000 $640,000 New notes - Payments (100,000) (525,000)Conversion to common stock (15,000)Subtotal notes - 100,000 Debt discount at year end - - Convertible note payable, net of discount $- $100,000
Summary of Derivative Liabilities	Amount Balance on January 1, 2022 $45,665 Issuances to debt discount - Reduction of derivative related to conversions (11,629)Change in fair value of derivative liabilities 20,257 Balance on December 31, 2022 54,293 Reduction of derivative related to conversions (50,909)Change in fair value of derivative liabilities (3,384)Balance on December 31, 2023 $- December 31, December 31, 2023 2022 Dividend yield - 0%Expected volatility - 87.9%-157.2 Risk free interest rate - 1.46%-3.75 Contractual terms (in years) - 1.25 - 0.75